Prepayments and other assets (Tables)	9 Months Ended
Sep. 30, 2023
Prepayments and other assets
Schedule of prepayments and other current assets

		As of December 31,	As of September 30,
	Note	2022	2023
		RMB	RMB
Receivables on behalf of manachised hotels(i)		81,473	179,287
VAT recoverable		23,183	19,075
Contract assets	11(b)	8,741	8,147
Prepaid property management fees		5,467	7,053
Deposits		2,165	5,228
Prepayment for purchase of goods and service		5,990	5,089
Others		10,006	25,564
Subtotal		137,025	249,443
Less: allowance for doubtful accounts		(3,124)	(3,124)
Total		133,901	246,319
(i)	The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

Schedule of changes in allowance for doubtful accounts

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
At the beginning of the year/period	3,124	3,124
Allowance made/reversed during the year/period	—	—
At the end of the year/period	3,124	3,124

Schedule of other assets

		As of December 31,	As of September 30,
	Note	2022	2023
		RMB	RMB
Long-term rental deposits		75,954	78,548
Contract assets	11(b)	58,288	53,339
VAT recoverable		6,744	—
Prepayments for purchase of property and equipment		349	15,676
Subtotal		141,335	147,563
Less: allowance for doubtful accounts	11(b)	—	(11,938)
Total		141,335	135,625

Schedule of changes in the allowance for doubtful accounts of other assets, non-current

	As of	As of
	December	September
	31, 2022	30, 2023
	RMB	RMB
At the beginning of the year/period	—	—
Additional provisions	—	(11,938)
Write-off	—	—
At the end of the year/period	—	(11,938)